UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                              -------------------------

Check here if Amendment [ X ]; Amendment Number:       1
                                                 --------------
    This Amendment (Check only one.):  [X] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 420
          Baltimore, Maryland  21208

Form 13F File Number: 028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark D. Lerner
Title:  Vice President
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

       /s/ Mark D. Lerner             Baltimore, Maryland         06/17/05
---------------------------------  --------------------------  ---------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                           ------------------------------

Form 13F Information Table Entry Total:     78
                                           ------------------------------

Form 13F Information Table Value Total:     $1,273,792
                                           ------------------------------
                                                       (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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
                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2005

      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----
Aether Systems, Inc.   Common           00808V105    4,782      1,431,800  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc.      Common           02209S103   16,544        253,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
American Int'l Group   Common           026874107   19,128        345,200  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.             Common           031162100    8,636        148,351  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ascential Software     Common           04362P207    5,559        300,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Blockbuster Inc Cl B   Common           093679207    1,962        234,731  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems    Common           12686C109    2,805        100,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Charter Comm           Common           16117M107      413        258,250  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corp            Common           170040109    7,012        200,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Chiron Corp            Common           170040109    3,436         98,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Circuit City           Common           172737108    2,404        149,800  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp CL A      Common           20030N101      558         16,515  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Co CL A Spl    Common           20030N200   15,578        466,403  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Cap Banc    Common           20162L105      667         32,767  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cos Inc.        Common           216648402    2,353         32,273  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp Lit Wts   Common           25429Q110      194      1,615,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------



                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2005

      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----
DirecTV Group Inc.      Common          25459L106   10,258        711,388  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co (The)  Common          254687106   17,528        610,100  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
DuPont Photomasks       Common          26613X101   17,948        672,961  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Elan PLC                ADR             284131208    1,004        310,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Exide Technologies      Common          302051206    1,128         87,424  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Ln Mtg     Common          313400301   48,083        760,800  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific Intl  Common          338032204   13,937        244,860  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Gentek, Inc.            Common          37245X203   12,453        754,966  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical    Common          390568103    2,891         90,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Grupo TMM S.A.          SP ADR          40051D105    7,942      2,595,500  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.   Common          410495105      722         43,618  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard         Common          428236103   19,307        880,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Hollinger Int'l         Common          435569108   18,801      1,724,900  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Independence Cmty Bk    Common          453414104    1,484         38,042  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp         Common          458683109   20,845        723,518  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
International Steel Grp Common          460377104  126,246      3,196,100  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------



                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2005

      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----
JPMorgan Chase & Co     Common          46625H100   22,326        645,248  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co     Common          46625H100    6,920        200,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co     Common          46625H100    5,370        155,200  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co     Common          46625H100   12,425        359,100  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.   Common          48203R104    2,081         94,334  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern    Common          485170302   14,025        728,200  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.        Common          492386107   25,403        324,300  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.        Common          492386107    7,833        100,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp      Common          530718105   13,449      1,296,948  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corporation       Common          540424108   35,012        476,100  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Grp     Common          562567107   30,973        439,390  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan        Common          571748102   13,625        447,900  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Masonite International  Common          575384102   13,050        375,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
MCI Inc.                Common          552691107  134,523      5,398,192  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Mittal Steel Co CL A    Common          60684P101   36,512      1,128,650  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------



                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2005

      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----
Mittal Steel Co CL A    Common          60684P101    3,300        102,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Molson Coors Brewing    Common          60871R209    1,910         24,756  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley          Common          617446448    3,109         54,300  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corporation         Common          62886E108    1,350         40,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Neighborcare, Inc.      Common          64015Y104   67,918      2,321,993  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
News Corp CL-A          Common          65248E104   49,768      2,941,388  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Noranda, Inc.           Common          655422103    8,254        410,900  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.            Common          717081103   26,060        992,020  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.            Common          717081103    5,201        198,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Pulitzer Inc.           Common          745769109    2,224         34,900  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp           Common          767754104    2,323        586,500  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Saks Inc.               Common          79377W108    1,263         70,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Scansoft, Inc.          Common          80603P107      763        205,079  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SCO Group, Inc.         Common          78403A106    2,961        838,800  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Sequenom Inc.           Common          817337108       96         91,100  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------



                                                 CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                     FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED MARCH 31, 2005

      COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
--------------------   --------------   --------   --------     --------------------    ----------    --------    -----------------
                                                     VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE  SHARED NONE
--------------------   --------------   --------   --------     --------  ---   ----    ----------    --------    ----- ------ ----
Sky Financial Grp., Inc Common          83080P103      727         27,100  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp       Common          845905108    1,462         65,995  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Temple-Inland           Common          879868107    3,627         50,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Theravance Inc.         Common          88338T104    6,747        369,688  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.        Common          887317105   21,704      1,236,700  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd  Common          902124106  105,516      3,121,786  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Tyco Intl Group S.A.    Convert         902118BE7    3,096      1,939,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom Inc.    Common          913247508   30,821      3,258,064  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealthGroup       Common          91324P102    9,719        101,900  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
USF Corp                Common          91729Q101   24,130        500,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp                Common          903293405    4,145        125,000  SH   CALL    SOLE                                   NONE
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp                Common          903293405   11,440        345,000  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc.      Common          91879Q109   11,350        449,500  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc. Cl B        Common          925524308   68,095      1,955,081  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Viewpoint Corporation   Common          92672P108    4,225      1,509,064  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation    Common          929903102    4,353         85,500  SH           SOLE                      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
